Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	100,000,000
Common stock shares issued	5,362,550	4,350,608	3,023,043
Common stock, shares outstanding	5,362,550	4,350,608	3,023,043